Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Apr. 06, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Sep. 16, 2016	Aug. 31, 2016	Aug. 31, 2015	Dec. 30, 2014	Aug. 31, 2014
C000234391
Account Value [Line Items]
Line Graph and Table Measure Name	Carbon Transition & Infrastructure ETF (at NAV) $11,947
C000243703
Account Value [Line Items]
Line Graph and Table Measure Name	China Equity ETF (at NAV) $12,249
C000237927
Account Value [Line Items]
Line Graph and Table Measure Name	Commodity Strategy ETF (at NAV) $10,277
C000234392
Account Value [Line Items]
Line Graph and Table Measure Name	Disrupters ETF (at NAV) $12,331
C000243704
Account Value [Line Items]
Line Graph and Table Measure Name	Global Real Estate ETF (at NAV) $15,384
C000234393
Account Value [Line Items]
Line Graph and Table Measure Name	Next Generation Connected Consumer ETF (at NAV) $9,576
C000245650
Account Value [Line Items]
Line Graph and Table Measure Name	Option Strategy ETF (at NAV) $17,998
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $12,369
Account Value	$ 12,369	$ 10,020	$ 8,793	$ 10,000
Nueberger Index: MSCI China All Shares Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) $11,545
Account Value	$ 11,545	12,116	13,424		$ 17,740	$ 17,645	$ 12,788	$ 12,754	$ 13,883		$ 10,998	$ 10,880		$ 10,000
Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index $8,967
Account Value	$ 8,967	9,379	10,269		8,041	6,138	6,387	6,787	6,752		6,556	7,186		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $12,863
Account Value	$ 12,863	10,197	8,886	10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,593
Account Value	$ 23,593	19,113	16,773		19,940	15,501	13,303	13,340	11,974		10,224	9,533	$ 10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $12,369
Account Value	$ 12,369	10,020	8,793	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $30,261
Account Value	$ 30,261	23,802	20,529		23,125	17,631	14,459	14,048	11,740	$ 10,000
Nueberger Index: MSCI China A Onshore Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index (Net) $12,274
Account Value	$ 12,274	13,511	15,518		19,325	17,178	12,351	11,090	14,602		13,088	14,003		$ 10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $13,750
Account Value	$ 13,750	10,516	8,624	10,000
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $11,808
Account Value	$ 11,808	9,917	8,776	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $11,476
Account Value	$ 11,476	9,753	9,134	$ 10,000
Nueberger Index: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net) $13,248
Account Value	$ 13,248	11,279	11,897		14,321	10,740	12,442	11,507	10,908		$ 10,920	$ 9,307	$ 10,000
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $14,949
Account Value	$ 14,949	$ 13,277	$ 12,251		$ 13,053	$ 10,970	$ 11,158	$ 11,724	$ 11,083	$ 10,000